Segment Information	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Segment Information [Abstract]
Segment Information

(16) Segment Information

The table below presents information by segment (in thousands):

	Thirteen Weeks Ended March 29, 2026
(in thousands)	Residential Solar Installation	New Homes Business	Dealer	Total
Operating revenues	$31,541	$14,625	$26,627	$72,793

Less:
Cost of revenues (1)	18,011	9,961	134
Sales commissions	6,553	1,166	20,845
Sales and marketing	3,539	876	578
General and administrative (1)	15,833	11,545	2,947
Segment operating income (loss)	(12,395)	(8,923)	2,123	(19,195)

Reconciliation of segment income (loss) from operations before income taxes:
Unallocated amounts:
Interest expense				(6,924)
Other non-operating income, net				30,761
Loss from operations before taxes				$4,642

(1)	Depreciation and amortization expense in the thirteen week period ended March 29, 2026 was as follows (in millions):

	Residential Solar Installation	New Homes Business	Dealer	Total
Depreciation and amortization classified in:
Cost of revenues	$0.5	$—	$0.1	$0.6
General and administrative	1.8	0.3	0.9	3.0
Total	$2.3	$0.3	$1.0	$3.6
	Thirteen Weeks Ended March 30, 2025
(in thousands)	Residential Solar Installation	New Homes Business	Dealer	Total
Operating revenues	$36,504	$41,909	$—	$78,413

Less:
Cost of revenues (1)	22,615	28,422	—
Sales commissions	6,667	1,017	—
Sales and marketing	8,522	—	—
General and administrative (1)	10,440	4,456	—
Segment operating income (loss)	(11,740)	8,014	—	(3,726)

Reconciliation of segment income (loss) from operations before income taxes:
Unallocated amounts:
Interest expense				(6,041)
Interest income				3
Other non-operating income, net				14,576
Loss from operations before taxes				$4,812

(1)	Depreciation and amortization expense in the thirteen week period ended March 30, 2025 was as follows (in millions):

	Residential Solar Installation	New Homes Business	Dealer	Total
Depreciation and amortization classified in:
Cost of revenues	$0.4	$—	$—	$0.4
General and administrative	1.0	0.2	—	1.2
Total	$1.4	$0.2	$—	$1.6

(17) Segment Information

	Fiscal Year Ended December 28, 2025
(in thousands)	Residential Solar Installation	New Homes Business	Dealer	Total
Operating revenues	$160,987	$124,595	$14,418	$300,000

Less:
Cost of revenues (1)	88,400	82,288	100
Sales commissions	26,298	5,032	5,679
Sales and marketing	25,154	3,253	623
General and administrative (1)	58,597	29,648	1,859
Segment operating income (loss)	(37,462)	4,374	6,157	(26,931)

Reconciliation of segment income (loss) from continuing operations before income taxes:
Unallocated amounts:
Interest expense				(25,095)
Interest income				3
Other non-operating income, net				9,347
Loss from continuing operations before taxes				$(42,676)

(1)	For the year ended December 28, 2025, depreciation and amortization expense was as follows

(in millions)	Residential Solar Installation	New Homes Business	Dealer	Total
Depreciation and amortization classified in:
Cost of revenues	$2.0	$0.1	$0.1	$2.2
General and administrative	5.3	0.8	0.9	7.0
Total	$7.3	$0.9	$1.0	$9.2
	Fiscal Year Ended December 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$67,460	$41,282	$108,742

Less:
Cost of revenues	45,266	23,974
Sales commissions	23,388	1,202
Sales and marketing	6,827	—
General and administrative(1)	57,641	18,953
Segment operating (loss)	(65,662)	(2,847)	(68,509)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
Interest expense			(16,223)
Interest income			19
Other non-operating income, net			7,932
Gain on troubled debt restructuring			22,337
Loss from continuing operations before taxes			$(54,444)

(1)	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
(2)	General corporate expense represents costs primarily legacy costs that were not expected to be ongoing subsequent to the acquisition of the SunPower Businesses.

The Company recast its general and administrative expenses within results of operations by reportable segment for the fiscal year ended December 29, 2024 to conform to the fiscal 2025 presentation. In fiscal 2024, the Company allocated those costs which were specifically associated with the specific reportable segment with the remainder being presented as unallocated. Beginning in fiscal 2025, the Company changed its method to an allocation of general and administrative costs based upon relative revenue of each reportable segment consistent with the presentation of fiscal 2025 results segment results of operations.